Equity - Additional Information (Details) - USD ($)			1 Months Ended	12 Months Ended
	Feb. 03, 2023	Feb. 02, 2023	Feb. 02, 2023	Dec. 31, 2025	Nov. 30, 2020
Common stock
Proceeds from issuance of common units	$ 8,300,000,000
Common Units, Issued (in shares)	1,000
Affiliates of GIC and Oak Street Real Estate Capital | STORE Capital
Common stock
Common stock, par value per share	$ 0.01
Series A Preferred Units | Series A Preferred Units
Common stock
Preferred Units Issued		125
Issuance of preferred units.		$ 125,000
Series B Preferred Units | Series B Preferred Units
Common stock
Preferred Units Issued				125
Issuance of preferred units.				$ 125,000
2020 ATM Program
Common stock
Shares Sold			0
Maximum value of shares that can be offered and sold					$ 900,000,000